Vessels, textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	$ 1,061,277
[TuvaluShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	26,500
Costs Capitalised In Vessels	176
[NewVesselAcquisitionsMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	141,423
Costs Capitalised In Vessels	2,627
[ExistingFleetMember]
Property, Plant and Equipment [Line Items]
Costs Capitalised In Vessels	$ 494